Business Combinations (Tables)	12 Months Ended
Jun. 30, 2023
Vinesse, LLC
Summary of Allocation of Purchase Price to the Fair Value of Assets Acquired

The allocation of the consideration for the net assets acquired from the acquisition of Vinesse was as follows:

(in thousands)
Sources of financing
Cash	$14,000
Accrued other	600
Contingent consideration	2,400
Fair value of consideration	17,000

Assets acquired:
Fixed assets	121
Inventory	2,502
Trade Names and Trademarks	1,200
Customer relationships	3,700
Total identifiable assets acquired	7,523

Goodwill	$9,477

ACE Cider
Summary of Allocation of Purchase Price to the Fair Value of Assets Acquired

The allocation of the consideration for the net assets acquired from the acquisition of ACE Cider were as follows:

(in thousands)
Sources of financing
Cash	$46,880
Accrued other	60
Contingent consideration	500
Fair value of consideration	47,440

Assets acquired:
Fixed assets	4,205
Inventory	1,350
Trademarks	6,600
Customer relationships	14,300
Deferred tax liability	(6,554)
Total identifiable assets acquired	19,901

Goodwill	$27,539

Meier's Wine Cellars, Inc
Summary of Allocation of Purchase Price to the Fair Value of Assets Acquired

The allocation of the consideration for the net assets acquired from the acquisition of Meier's were as follows:

(in thousands)
Sources of financing
Cash	$12,500
Shares of common stock	10,521
Contingent consideration	4,900
Settlement of pre-existing relationship	(125)
Fair value of consideration	27,796

Assets acquired:
Accounts receivable	3,669
Fixed assets	12,859
Inventory	4,280
Other assets	356
Trademarks	700
Customer relationships	6,400
Accounts payable and accrued expenses	(2,682)
Deferred tax liability	(6,033)
Total identifiable assets acquired	19,549

Goodwill	$8,247